Common Stock Equivalents (Tables)	12 Months Ended
Dec. 31, 2013
Share-Based Compensation, Shares Authorized Under Stock Option Plans, Exercise Price Range [Line Items]
Summary of outstanding options

	Number of Shares	Weighted Average Exercise Price
Options outstanding at January 1, 2012	--	$--
Options granted	4,500,000	$1.49
Options exercised	--	$--
Options canceled/forfeited	--	$--
Options outstanding December 31, 2012	4,500,000	$1.49
Options granted	935,665	$1.16
Options exercised	0	0.00
Options canceled/forfeited	(492,000)	$1.46
Options outstanding at December 31, 2013	4,943,665	$1.43

Summary of outstanding warrants

	Number of Shares	Weighted Average Exercise Price
Warrants outstanding at January 1, 2012	10,918,968	$3.68
Warrants granted	1,197,800	$1.61
Warrants exercised	--	$--
Warrants canceled/forfeited	(820,800)	$4.72
Warrants outstanding December 31, 2012	11,295,968	$3.50
Warrants granted	35,016,334	$1.37
Warrants exercised	--	0.00
Warrants canceled/forfeited	(8,417,165)	$4.03
Warrants outstanding at December 31, 2013	37,895,137	$1.42

Warrant [Member]
Share-Based Compensation, Shares Authorized Under Stock Option Plans, Exercise Price Range [Line Items]
Summary of outstanding and exercisable convertibles

Warrants outstanding as of December 31, 2013
		Weighted Average
		Contractual Life	Weighted Average
Range of Exercise Price	Number Outstanding	(in years)	Exercise Price
$0.50 - $30.00	37,895,137	3.69	$1.42

Warrants exercisable as of December 31, 2013
		Weighted Average
		Contractual Life	Weighted Average
Range of Exercise Price	Number Outstanding	(in years)	Exercise Price
$0.50 - $30.00	37,873,337	3.69	$1.42

Warrants exercisable as of December 31, 2012
		Weighted Average
		Contractual Life	Weighted Average
Range of Exercise Price	Number Outstanding	(in years)	Exercise Price
$1.00 - $51.50	11,295,968	2.14	$3.50

Warrants exercisable as of December 31, 2012
		Weighted Average
		Contractual Life	Weighted Average
Range of Exercise Price	Number Outstanding	(in years)	Exercise Price
$1.00 - $51.50	11,019,168	1.66	$3.56

Employee Stock Option [Member]
Share-Based Compensation, Shares Authorized Under Stock Option Plans, Exercise Price Range [Line Items]
Summary of outstanding and exercisable convertibles

Options outstanding as of December 31, 2013
Range of Exercise Price	Number Outstanding	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price
$0.50 - $1.61	4,943,665	4.09	$1.43

Options outstanding as of December 31, 2012
Range of Exercise Price	Number Outstanding	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price
$1.46 - $1.61	4,500,000	4.99	$1.49